Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Legal And Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2014:

Total capital (to risk weighted assets)	$53,545	15.80%	$27,105	8.00%	$33,881	10.00%

Tier I capital (to risk weighted assets)	$49,302	14.55%	N/A		$20,329	6.00%

Tier I capital (to adjusted total assets)	$49,302	10.59%	$18,624	4.00%	$23,280	5.00%

Tangible capital (to adjusted total assets)	$49,302	10.59%	$6,984	1.50%	N/A

As of December 31, 2013:

Total capital (to risk weighted assets)	$51,780	16.11%	$25,713	8.00%	$32,141	10.00%

Tier I capital (to risk weighted assets)	$47,751	14.86%	N/A		$19,285	6.00%

Tier I capital (to adjusted total assets)	$47,751	10.89%	$17,534	4.00%	$21,917	5.00%

Tangible capital (to adjusted total assets)	$47,751	10.89%	$6,575	1.50%	N/A